Subsequent Event	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Event

Note 12 – Subsequent Event

(1) Entry into Share Purchase Agreement for Private Placement

On May 27, 2020, the Company entered into certain securities purchase agreements (the "SPA") with certain "Non-U.S. Persons" (the "Purchasers") as defined in Regulation S of the Securities Act of 1933, as amended (the "Securities Act") in connection with a private placement (the "Offering"). Pursuant to the SPA, the Company agreed to sell up to an aggregate of 21,500,000 ordinary shares (the "Shares"), par value $0.01 per share, at a per share purchase price of $0.80. The Company has received $17.2 million proceeds by July 2, 2020 and the offering was closed on July 6, 2020,

(2) Change of the Number of Board of Directors and Appointment of Directors.

Effective April 19, 2020, the Company's board of directors (the "Board") increased the number of directors serving on the Board to 7, appointed Mr. Hong Yu as an executive director and Chief Strategy Officer (the "CSO")of the Company, and appointed Mr. Yan Xiong as an independent director of the Company to fill the two vacancies on the Board.

(3) Acquisition of XMAX Chain Limited for Bitcoin Mining Business

On April 8, 2020, Golden Bull Limited entered into an Instrument of Transfer with Mr. Ching Yeh to acquire his 100% of the ownership interest (10,000 shares) in XMAX Chain Limited for HKD 10,000 (HKD 1.00 per one share). After the acquisition, XMAX became a wholly owned subsidiary of Golden Bull Limited. This office is for our Bitcoin Mining business operations in Asia.

(4) The impact of Coronavirus (COVID-19)

In December 2019, a novel strain of coronavirus was reported in Wuhan, China. On March 11, 2020, the World Health Organization categorized it as a pandemic. The COVID-19 outbreak is causing lockdowns, quarantines, travel restrictions, and closures of businesses and schools. The potential impact which may be caused by the outbreak is uncertain; however it may result in a material adverse impact on the Company's financial position, operations and cash flows for fiscal year 2020.

Based on the Company's operating results from January 1, 2020 through the date of this report, due to the suspension of peer to peer lending business, limited support from our workforce, and restrictions on the car rental services and the start-up stage of bitcoin mining business stage, the Company expects a lower amount of revenue and net income during February to April 2020 period. However, the extent of the impact of COVID-19 on the Company's results of operations and financial condition for fiscal year 2020 will depend on certain developments, including the duration and spread of the outbreak, impact on its customers, all of which are uncertain and cannot be predicted at this point.